INCOME TAXES (Changes to deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of fiscal year, net	$ 5,853	$ 16,000
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(12,665)	(10,147)
Other	(18)	0
Balance, end of fiscal year, net	(6,830)	5,853
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	19,419	7,394
Non-deductible reserves and accruals
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	31,097	396
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(4,727)	3,069
Right of use assets and lease liability
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(1,539)	438
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(864)	3,310
Other
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(1)	14
Impact of Barbados tax rate changes on the revaluation of deferred income tax assets and liabilities
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(10,904)	0
Unrecognized deferred income tax assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	$ (45,146)	$ (24,768)